Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income tax expense computed at U.S. federal statutory rate	$ 13.7	$ 7.9	$ 18.0
Foreign withholding tax	5.4	8.3	3.9
State and local income taxes, net of federal benefit	(0.3)	0.2	0.2
Foreign tax differential	1.9	(11.3)	(8.6)
Change in tax rates	0.2	(4.6)	(1.9)
Change in valuation allowances	(5.7)	11.5	(2.1)
Uncertain tax positions	0.8	0.2	0.7
Effective Income Tax Rate Reconciliation, Intra-Period Tax Allocation, Amount	(2.2)	(3.1)	0.0
Dividend elimination, subpart F and special charges	6.3	0.4	3.1
Other permanent differences	(0.6)	(0.6)	1.5
Tax credits	(1.2)	(2.5)	(2.1)
Adjust deferred taxes	0.1	0.5	0.2
Share-based compensation	(0.1)	(0.1)	0.9
Deferred transition tax	0.0	6.5	0.0
Other	0.2	1.6	0.8
Total income tax expense	$ 18.5	$ 14.9	$ 14.6